Going Concern (Details) $ in Thousands	1 Months Ended				12 Months Ended
	Sep. 24, 2014 USD ($) MetricTon	Sep. 17, 2014 USD ($)	May 30, 2014 USD ($)	Feb. 22, 2014 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Going Concern (Textual)
Incurred net losses					$ (20,511)	$ (52,949)	$ (12,688)
Working capital deficits					35,715	34,065
Aggregate amount			$ 22,636
M/V Free Impala [Member]
Going Concern (Textual)
Dead weight tonnage | MetricTon	24,111
Payment of outstanding indebtedness	$ 3,300
Gross sale price	3,600
National Bank of Greece [Member]
Going Concern (Textual)
Description of cash payment in final settlement of obligations
Pursuant to the terms, NBG agreed to accept a cash payment of $22,000 no later than December 31, 2014, in full and final settlement of all of the Company's obligations to NBG and NBG would forgive the remaining outstanding balance of approximately $4,700.

Cash payment				$ 22,000
Payment of outstanding indebtedness		$ 2,700					$ (5,639)
Aggregate amount					$ 23,956
Outstanding balance	$ 3,300